Revenues and other income - Collaboration with Gilead and AbbVie (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Non-current deferred income	€ 67,427	€ 97,348
Service revenues	5,700
IFRS 15
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income		83,220
Collaboration Agreement For Filgotinib [Member] | Gilead Sciences, Inc
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income	204,900
Non-current deferred income	55,000
Collaboration Agreement For Filgotinib [Member] | IFRS 15 | Gilead Sciences, Inc
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income recognized in revenue	65,400
Collaboration Agreement For CF [Member] | AbbVie
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income	37,300
Non-current deferred income	12,400
Collaboration Agreement For CF [Member] | IFRS 15 | AbbVie
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income recognized in revenue	€ 16,000
Collaboration Agreement For Osteoarthritis [Member] | IFRS 15 | Servier
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income		€ (5,362)